Income taxes - Total income tax (expense) benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax (expense):
U.S. Federal	$ (1.6)	$ (7.0)	$ (0.9)
State	(2.0)	(2.2)	(2.0)
Non-U.S.	(1.5)	(19.8)	(3.6)
Total current tax benefit (expense)	(5.1)	(29.0)	(6.5)
Deferred tax (expense):
U.S. Federal	(8.8)	14.3	(8.7)
State	0.9	0.2	(2.0)
Non-U.S.	1.1	(25.9)	(9.2)
Total deferred tax (expense) benefit	(6.8)	(11.4)	(19.9)
Total income tax (expense) on pre-tax earnings	$ (11.9)	$ (40.4)	$ (26.4)